Income Taxes - Summary of Income Tax Rate (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Contingency [Line Items]
US federal corporate tax rate		26.50%	26.50%
Provisional net reduction recognized in income tax expense		$ 23
Maximum [Member]
Income Tax Contingency [Line Items]
US federal corporate tax rate		35.00%
Scenario Plan [Member]
Income Tax Contingency [Line Items]
US federal corporate tax rate	21.00%